Investments in Associates	6 Months Ended
Apr. 30, 2025
Investments accounted for using equity method [abstract]
Investments in Associates
9.	Investments in associates
The Bank had significant investments in the following associates:

					As at
					April 30 2025	January 31 2025	October 31 2024
($ millions)	Country of incorporation	Nature of business	Ownership percentage	Date of financial statements (1)	Carrying value	Carrying value	Carrying value
KeyCorp (2)	United States	Banking	14.9%	March 31, 2025	$4,048	$4,065	$–
Bank of Xi’an Co. Ltd. (3)	China	Banking	18.1%	March 31, 2025	674	698	658
Maduro & Curiel’s Bank N.V. (4)	Curacao	Banking	48.1%	March 31, 2025	539	558	527
(1)
Represents the date of the most recent financial statements. Where available, financial statements prepared by the associates’ management or other published information is used to estimate the change in the Bank’s interest since the most recent financial statements.

(2)
On December 27, 2024, the Bank completed the acquisition of an additional 10% ownership interest, bringing the total ownership interest in KeyCorp to 14.9% (refer to Note 20 for further details). The Bank has significant influence over KeyCorp through a combination of its ownership interest and board representation. Based on the quoted price on the New York Stock Exchange, the Bank’s
i
nvestment in KeyCorp was $3,332 as at April 30, 2025 (January 31, 2025 – $4,257).

(3)
Based on the quoted price on the Shanghai Stock Exchange, the Bank’s Investment in Bank of Xi’an Co. Ltd. was $528 (January 31, 2025 – $567; October 31, 2024 – $570). The market value of the investment has remained below the carrying amount. The Bank performed an impairment test as at April 30, 2025 using a value in use (VIU) discounted cash flow model. The Bank concluded that there is no
impairment for the period ended April 30, 2025 (January 31, 2025 – nil; October 31, 2024 – $343).

The Bank has significant influence over the Bank of Xi’an Co. Ltd. through a combination of its ownership interest and board representation.

(4)
The local regulator requires financial institutions to set aside reserves for general banking risks. These reserves are not required under IFRS, and represent undistributed retained earnings related to a foreign associated corporation, which are subject to local regulatory restrictions. As of April 30, 2025, these reserves amounted to $74 (January 31, 2025 – $77; October 31, 2024 – $74).